Subsequent events (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 426,233	$ 418,057		$ 59,250
Carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 426,233	418,057
Senior notes due 2030
Disclosure of non-adjusting events after reporting period [line items]
Principal amount			$ 400,000
Interest rate (as a percent)	6.50%		6.50%
Borrowings	$ 403,274	$ 402,453
Senior notes due 2030 | Deferred finance costs
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ (8,000)